Note 12 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt securities [Member]
Financial assets at fair value throught other comprehensive income Line Items
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	€ 943	€ 1,557
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Effects of changes in accounting policies IFRS 9		(58)
Valuation gains and losses	1,007	(640)
Amounts transferred to income	(27)	(137)
Other reclassifications financial assets at fair value	0	0
Income tax financial assets at fair value	(284)	221
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End	1,639	943
Equity Instruments [Member]
Financial assets at fair value throught other comprehensive income Line Items
Financial Assets At Fair Value Through Other Comprehensive Income balance at the Beginning	(155)	84
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Effects of changes in accounting policies IFRS 9		(40)
Valuation gains and losses	(1)	(174)
Amounts transferred to income	0	0
Other reclassifications financial assets at fair value	0	0
Income tax financial assets at fair value	(7)	(25)
Financial Assets At Fair Value Through Other Comprehensive Income balance at the End	€ (164)	€ (155)